Leases (Details) - Schedule of future maturities of lease liabilities - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Future Maturities Of Lease Liabilities Abstract
2023	$ 205	$ 636	$ 444
2024	274	580	457
2025	274	84	117
2026	271	62
2027	262	46
Thereafter	$ 1,118	40
Total future minimum payments		1,448	1,449
Less imputed interest		(108)
Present value of lease liabilities		$ 1,340
2022			$ 431